Earnings per Share - Summary of Calculation of Basic and Diluted Earnings Per Share Amounts (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 MXN ($) $ / shares shares		Jun. 30, 2019 USD ($) shares		Jun. 30, 2018 MXN ($) $ / shares shares
Weighted average number of shares further adjusted to reflect dividend rights
Net controlling interest income allocated from continuing operations	$ 8,639	[1]	$ 450	[1],[2]	$ 9,718	[3],[4]
Net controlling interest income allocated from discontinued operations | $					$ 132	[3],[4]
Series B shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share | shares	9,244		9,244		9,244
Effect of dilution associated with non-vested shares for share based payment plans | shares	2		2		3
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	9,246		9,246		9,246
Dividend rights per series	1.00%		1.00%		1.00%
Weighted average number of shares further adjusted to reflect dividend rights
Basic earnings per share from continuing operations	$ 0.43				$ 0.48
Basic earnings per share from discontinued operations					0.01
Diluted earnings per share from continuing operations	$ 0.43				0.48
Diluted earnings per share from discontinued operations					$ 0.01
Allocation of earnings, weighted	46.11%		46.11%		46.11%
Net controlling interest income allocated from continuing operations | $	$ 3,984
Net controlling interest income allocated from discontinued operations | $					$ 61
Series D shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share | shares	8,635		8,635		8,634
Effect of dilution associated with non-vested shares for share based payment plans | shares	9		9		11
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	8,645		8,645		8,645
Dividend rights per series	1.25%		1.25%		1.25%
Weighted average number of shares further adjusted to reflect dividend rights
Basic earnings per share from continuing operations	$ 0.54				$ 0.61
Basic earnings per share from discontinued operations					0.01
Diluted earnings per share from continuing operations	$ 0.54				0.61
Diluted earnings per share from discontinued operations					$ 0.01
Allocation of earnings, weighted	53.89%		53.89%		53.89%
Net controlling interest income allocated from discontinued operations | $					$ 71

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[3]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[4]	The information herein was not restated with the adjustment, which was not material, to reflect the financial information of its subsidiary in Argentina that operates in a hyperinflationary economic environment.